Contingencies and restrictions - Administrative - Environmental Contingencies (Details)	Apr. 14, 2020 monthlyTaxUnit
SMA Environmental Case | Superintendency of Environment (SMA) | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities, monthly tax unit	249,000